AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 97.9%
Common Stocks
Aerospace & Defense — 0.9%
Boeing Co. (The)	128,323	$19,138,092
Auto Components — 0.9%
Aptiv PLC	361,130	17,782,041
Biotechnology — 2.6%
Alexion Pharmaceuticals, Inc.*	91,083	8,178,342
Incyte Corp.*	121,408	8,890,708
Vertex Pharmaceuticals, Inc.*	150,344	35,774,355
		52,843,405
Capital Markets — 1.3%
Charles Schwab Corp. (The)(a)	273,159	9,183,605
S&P Global, Inc.	61,115	14,976,231
XP, Inc. (Brazil) (Class A Stock)*(a)	103,711	2,000,585
		26,160,421
Electric Utilities — 1.5%
NextEra Energy, Inc.	122,784	29,544,286
Entertainment — 3.7%
Netflix, Inc.*	132,176	49,632,088
Spotify Technology SA*	199,927	24,279,135
		73,911,223
Health Care Equipment & Supplies — 5.4%
Becton, Dickinson & Co.	98,427	22,615,572
Intuitive Surgical, Inc.*	81,906	40,560,670
Stryker Corp.	270,991	45,117,292
		108,293,534
Health Care Providers & Services — 8.5%
Anthem, Inc.	51,222	11,629,443
Centene Corp.*	285,591	16,966,961
Cigna Corp.	314,055	55,644,265
HCA Healthcare, Inc.	250,734	22,528,450
Humana, Inc.	64,104	20,129,938
UnitedHealth Group, Inc.	176,794	44,088,888
		170,987,945
Hotels, Restaurants & Leisure — 1.3%
Chipotle Mexican Grill, Inc.*	13,354	8,738,857
Hilton Worldwide Holdings, Inc.	196,078	13,380,363
Wynn Resorts Ltd.	75,173	4,524,663
		26,643,883
Interactive Media & Services — 17.5%
Alphabet, Inc. (Class A Stock)*	98,481	114,429,998
Alphabet, Inc. (Class C Stock)*	39,193	45,574,012
Facebook, Inc. (Class A Stock)*	681,940	113,747,592
IAC/InterActiveCorp*	93,238	16,711,047
Snap, Inc. (Class A Stock)*	1,436,633	17,081,566
Tencent Holdings Ltd. (China), ADR	949,423	46,607,175
		354,151,390
Internet & Direct Marketing Retail — 12.3%
Alibaba Group Holding Ltd. (China), ADR*	273,695	53,228,204
	Shares	Value
Common Stocks (continued)
Internet & Direct Marketing Retail (cont’d.)
Amazon.com, Inc.*	90,586	$176,617,336
Booking Holdings, Inc.*	13,744	18,490,078
		248,335,618
IT Services — 10.1%
Fidelity National Information Services, Inc.	143,427	17,446,460
Global Payments, Inc.	394,815	56,944,168
PayPal Holdings, Inc.*	325,712	31,183,667
Visa, Inc. (Class A Stock)(a)	613,160	98,792,339
		204,366,634
Life Sciences Tools & Services — 0.5%
Avantor, Inc.*	884,098	11,042,384
Machinery — 0.5%
Ingersoll Rand, Inc.*	428,215	10,619,732
Multiline Retail — 1.7%
Dollar General Corp.	228,724	34,539,611
Multi-Utilities — 0.7%
Sempra Energy	116,112	13,119,495
Oil, Gas & Consumable Fuels — 0.4%
Concho Resources, Inc.(a)	167,856	7,192,630
Professional Services — 0.8%
CoStar Group, Inc.*	27,702	16,266,891
Road & Rail — 0.7%
J.B. Hunt Transport Services, Inc.	61,833	5,702,858
Norfolk Southern Corp.(a)	60,437	8,823,802
		14,526,660
Semiconductors & Semiconductor Equipment — 2.6%
Advanced Micro Devices, Inc.*	298,511	13,576,280
ASML Holding NV (Netherlands)	115,370	30,185,407
Marvell Technology Group Ltd.(a)	351,162	7,946,796
		51,708,483
Software — 17.5%
Intuit, Inc.	199,275	45,833,250
Microsoft Corp.	1,082,999	170,799,772
salesforce.com, Inc.*	280,060	40,323,039
ServiceNow, Inc.*	81,879	23,464,884
Slack Technologies, Inc. (Class A Stock)*(a)	319,613	8,578,413
Splunk, Inc.*	212,863	26,869,696
Synopsys, Inc.*	83,635	10,771,352
VMware, Inc. (Class A Stock)*	160,953	19,491,408
Workday, Inc. (Class A Stock)*	63,319	8,245,400
		354,377,214
Specialty Retail — 2.1%
Carvana Co.*(a)	351,500	19,364,135
Ross Stores, Inc.	274,808	23,900,052
		43,264,187
Technology Hardware, Storage & Peripherals — 3.5%
Apple, Inc.	278,685	70,866,809
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AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods — 0.9%
Lululemon Athletica, Inc.*	77,992	$14,783,383
NIKE, Inc. (Class B Stock)	40,801	3,375,875
		18,159,258

Total Long-Term Investments (cost $1,600,538,769)		1,977,841,826
Short-Term Investments — 9.4%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	44,318,112	44,318,112
PGIM Institutional Money Market Fund (cost $145,594,867; includes $145,388,085 of cash collateral for securities on loan)(b)(w)	145,762,323	145,529,103

Total Short-Term Investments (cost $189,912,979)		189,847,215

TOTAL INVESTMENTS—107.3% (cost $1,790,451,748)		2,167,689,041

Liabilities in excess of other assets — (7.3)%		(146,895,215)

Net Assets — 100.0%		$2,020,793,826

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $140,079,164; cash collateral of $145,388,085 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A2